                                                     Registration Nos.: 33-59216
                                                                        811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

            Pre-Effective Amendment No.                                      / /

            Post-Effective Amendment No. 28                                  /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

            Amendment No. 29                                                 /X/
                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

      Name and Address of
      Agent for Service                          Copy to
      -----------------                          -------
      Jean S. Loewenberg, Esq.                   John M. Loder, Esq.
      Columbia Management Group, Inc.            Ropes & Gray
      One Financial Center                       One International Place
      Boston, MA  02111                          Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/ /   Immediately upon filing pursuant to paragraph (b).

/X/   On April 14, 2003 pursuant to paragraph (b).

/ /   60 days after filing pursuant to paragraph (a)(1).

/ /   on (date) pursuant to paragraph (a)(1).

/ /   75 days after filing pursuant to paragraph (a)(2).

/ /   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 27 (the "Amendment") to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on January 24, 2003.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment to the Registrant's Registration Statement on Form N-1A filed with the SEC on January 24, 2003.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment to the Registrant's Registration Statement on Form N-1A filed with the SEC on January 24, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 28 to its Registration Statement under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 7th day of April, 2003.

                                           LIBERTY VARIABLE INVESTMENT TRUST



                                           by:  /s/ JOSEPH R. PALOMBO
                                                -------------------------------
                                                Joseph R. Palombo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

          SIGNATURES                          TITLE                       DATE
          ----------                          -----                       ----

/s/ JOSEPH R. PALOMBO             President (chief                    April 7, 2003
-----------------------------
    Joseph R. Palombo             executive officer)


/s/ J. Kevin Connaughton          Chief Financial Officer             April 7, 2003
-----------------------------
    J. Kevin Connaughton          (principal financial officer)


/s/ VICKI L. BENJAMIN             Chief Accounting Officer            April 7, 2003
-----------------------------
    Vicki L. Benjamin             (principal accounting officer)

DOUGLAS A. HACKER*                Trustee
-----------------------------
Douglas A. Hacker

JANET LANGFORD KELLY*             Trustee
-----------------------------
Janet Langford Kelly

RICHARD W. LOWRY*                 Trustee
-----------------------------
Richard W. Lowry

SALVATORE MACERA*                 Trustee
-----------------------------
Salvatore Macera

WILLIAM E. MAYER*                 Trustee                           /s/ RUSSELL L. KANE
-----------------------------                                       -------------------
William E. Mayer                                                    Russell L. Kane
                                                                    Attorney-in-fact
                                                                    April 7, 2003

DR. CHARLES R. NELSON*            Trustee
-----------------------------
Dr. Charles R. Nelson

JOHN J. NEUHAUSER*                Trustee
-----------------------------
John J. Neuhauser

JOSEPH R. PALOMBO*                Trustee
-----------------------------
Joseph R. Palombo

THOMAS E. STITZEL*                Trustee
-----------------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*               Trustee
-----------------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*                Trustee
-----------------------------
Anne-Lee Verville